Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000255432
Shareholder Report [Line Items]
Fund Name	CLOUGH HEDGED EQUITY ETF
Trading Symbol	CBLS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clough Hedged Equity ETF (the "ETF") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-393-0559 or visit our website at www.cloughcapital.com/etfs for additional information.
Additional Information Phone Number	1-855-393-0559
Additional Information Website	www.cloughcapital.com/etfs
Expenses [Text Block]

WHAT WERE THE ETF'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Hedged Equity ETF	$202	1.89%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.
Line Graph [Table Text Block]
	Clough Hedged Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Nov '20	10,000	10,000	10,000	10,000
Oct '21	13,106	12,780	11,342	10,014
Oct '22	11,702	9,626	9,910	10,056
Oct '23	9,398	10,193	10,450	10,498
Oct '24	12,668	12,662	11,955	11,012
Oct '25	14,341	14,940	13,256	11,451

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (Nov 12, 2020)
Clough Hedged Equity ETF NAV	13.21%	7.53%
Bloomberg World All-Cap Equal Weight TR Index	17.99%	8.42%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	10.88%	5.84%
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD	3.98%	2.76%

Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.

Performance Inception Date	Nov. 12, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 41,390,854
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 574,977
InvestmentCompanyPortfolioTurnover	716.00%
Additional Fund Statistics [Text Block]

ETF STATISTICS

Total Net Assets	$41,390,854
# of Portfolio Holdings	67
Portfolio Turnover Rate	716%
Total Advisory Fees Paid	$574,977

Holdings [Text Block]

SECTOR

(Expressed as % of Net Assets)

Value	Long Exposure	Short Exposure
Technology	35.95%	-3.35%
Real Estate		-1.42%
Money Market	1.81%
Materials	2.42%
Industrials	16.64%	-4.24%
Health Care	7.67%
Financials	6.18%	-14.80%
Energy	10.45%
Consumer Staples	5.46%	-5.83%
Consumer Discretionary	12.59%	-8.04%
Communications		-1.17%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Value	Long Exposure	Short Exposure
Western Europe	5.04%	-3.16%
South & Central America	1.88%
North America	89.08%	-35.69%
Asia	3.17%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the ETF during the period ended October 31, 2025. The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the "Predecessor ETF"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the ETF during the period ended October 31, 2025. The ETF acquired all of the assets and liabilities of Clough Hedged Equity ETF, a series of Listed Funds Trust (the "Predecessor ETF"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.
C000255433
Shareholder Report [Line Items]
Fund Name	CLOUGH SELECT EQUITY ETF
Trading Symbol	CBSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clough Select Equity ETF (the "ETF") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-393-0559 or visit our website at www.cloughcapital.com/etfs for additional information.
Additional Information Phone Number	1-855-393-0559
Additional Information Website	www.cloughcapital.com/etfs
Expenses [Text Block]

WHAT WERE THE ETF'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Select Equity ETF	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.
Line Graph [Table Text Block]
	Clough Select Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index
Nov '20	10,000	10,000
Oct '21	14,772	12,780
Oct '22	11,973	9,626
Oct '23	10,623	10,193
Oct '24	15,869	12,662
Oct '25	20,653	14,940

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (Nov 12, 2020)
Clough Select Equity ETF NAV	30.15%	15.72%
Bloomberg World All-Cap Equal Weight TR Index	17.99%	8.42%

Performance Inception Date	Nov. 12, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 33,875,567
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 219,663
InvestmentCompanyPortfolioTurnover	767.00%
Additional Fund Statistics [Text Block]

ETF STATISTICS

Total Net Assets	$33,875,567
# of Portfolio Holdings	36
Portfolio Turnover Rate	767%
Total Advisory Fees Paid	$219,663

Holdings [Text Block]

SECTOR

(Expressed as % of Net Assets)

Value	Value
Technology	31.34%
Money Market	5.11%
Materials	2.45%
Industrials	14.46%
Health Care	11.42%
Financials	2.85%
Energy	17.05%
Consumer Staples	2.52%
Consumer Discretionary	13.53%
Communications	2.50%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Value	Value
Western Europe	7.78%
North America	92.88%
Asia	2.57%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the ETF during the period ended October 31, 2025. The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the "Predecessor ETF"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the ETF during the period ended October 31, 2025. The ETF acquired all of the assets and liabilities of Clough Select Equity ETF, a series of Listed Funds Trust (the "Predecessor ETF"), in a tax free reorganization that occurred as of the close of business on January 17, 2025. Performance and financial history of the Predecessor ETF has been adopted by the ETF and will be used going forward. As a result, the information for the periods prior to the close of business on January 17, 2025, reflects that of the Predecessor ETF, which ceased operations as of the date of the reorganization.
C000242685
Shareholder Report [Line Items]
Fund Name	SRH REIT COVERED CALL ETF
Trading Symbol	SRHR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-524-9155
Additional Information Email	SRHetfs@paralel.com
Additional Information Website	https://srhfunds.com/srhr
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.
Line Graph [Table Text Block]
	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658
Oct'25	12,148	16,588

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF - NAV	-3.91%	10.22%
S&P 500 Total Return Index	21.45%	28.80%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 48,010,811
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 377,623
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$48,010,811
# of Portfolio Holdings	26
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$377,623

Holdings [Text Block]

REIT SUBSECTOR

(Expressed as % of Total Investments)

Value	Value
Cash/Cash Equivalent	1.12%
Gaming REIT	3.20%
Hotel REIT	5.16%
Self-storage REIT	5.53%
Infrastructure REIT	5.59%
Retail REIT	6.32%
Multi Asset Class REIT	7.11%
Office REIT	8.61%
Specialty REIT	9.10%
Data Center REIT	9.50%
Residential REIT	12.08%
Industrial REIT	12.82%
Health Care REIT	13.86%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. Effective December 1, 2024, the sub-adviser for SRH REIT Covered Call ETF, Rocky Mountain Advisers, LLC, changed its name to SRH Advisors, LLC.

C000237993
Shareholder Report [Line Items]
Fund Name	SRH U.S. QUALITY GARP ETF
Trading Symbol	SRHQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SRH U.S. Quality GARP ETF (formerly known as SRH U.S. Quality ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.
Additional Information Phone Number	877-524-9155
Additional Information Email	SRHetfs@paralel.com
Additional Information Website	https://srhfunds.com/srhq
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality GARP ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.
Line Graph [Table Text Block]
	SRH U.S. Quality GARP ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541
Oct'25	15,556	18,875

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality GARP ETF - NAV	6.42%	15.46%
S&P 500 Total Return Index	21.45%	22.96%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 171,447,395
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 572,978
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$171,447,395
# of Portfolio Holdings	60
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$572,978

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/Cash Equivalent	0.08%
Telecommunications	1.09%
Retail & Wholesale - Staples	1.39%
Retail & Wholesale - Discretionary	1.62%
Renewable Energy	2.15%
Utilities	2.50%
Consumer Staple Products	2.51%
Materials	2.89%
Consumer Discretionary Products	5.66%
Media	6.23%
Industrial Products	6.98%
Tech Hardware & Semiconductors	9.14%
Financial Services	10.37%
Industrial Services	12.92%
Health Care	13.03%
Software & Tech Services	21.44%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

Effective December 1, 2024, the index provider for SRH U.S. Quality GARP ETF, Rocky Mountain Advisers, LLC, changed its name to SRH Advisors, LLC.

C000255835
Shareholder Report [Line Items]
Fund Name	THE OPAL INTERNATIONAL DIVIDEND INCOME ETF
Trading Symbol	IDVZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Opal International Dividend Income ETF (the "Fund") for the period of December 26, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/idvz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/idvz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Opal International Dividend Income ETF	$71	0.75%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 26, 2024 (commencement of operations) to October 31, 2025. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/idvz/ for current month-end performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (December 26, 2024)
The Opal International Dividend Income ETF	25.22%
MSCI ACWI ex USA High Dividend Yield Index	24.10%
S&P 500 Total Return Index	14.51%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/idvz/ for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Dec. 26, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 111,498,699
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 469,296
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$111,498,699
# of Portfolio Holdings	46
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$469,296

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.41%
Consumer Discretionary Products	0.60%
Industrial Services	2.17%
Materials	2.42%
Financial Services	2.63%
Media	2.66%
Retail & Wholesale - Staples	3.13%
Retail & Wholesale - Discretionary	4.88%
Oil & Gas	5.96%
Utilities	6.42%
Insurance	7.21%
Health Care	9.32%
Telecommunications	9.88%
Tech Hardware & Semiconductors	10.13%
Banking	13.51%
Consumer Staple Products	18.67%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Hong Kong	0.76%
Canada	1.43%
Japan	1.66%
Finland	2.00%
United States	2.10%
Indonesia	2.19%
Australia	2.42%
Philippines	2.57%
China	2.59%
Spain	3.27%
Denmark	3.41%
Taiwan	4.53%
Cayman Islands	4.88%
Italy	5.05%
Brazil	6.45%
France	7.66%
Switzerland	8.80%
Netherlands	8.86%
Mexico	10.91%
United Kingdom	18.46%

Material Fund Change [Text Block]
C000261456
Shareholder Report [Line Items]
Fund Name	TRUESHARES CONVEX PROTECT ETF
Trading Symbol	PVEX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares ConVex Protect ETF (the "Fund") for the period of June 27, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/pvex/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/pvex/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares ConVex Protect ETF	$29	0.79%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of June 27, 2025 (commencement of operations) to October 31, 2025. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund is designed to participate in the growth of U.S. large-cap equities while aiming to cushion against significant market declines. Overall, it targets a convex return pattern, capturing the potential for strong upside participation while helping to limit losses in downturns.

Since inception on June 27, 2025, the Fund generated a total return of 15.40%, outperforming the S&P 500 TR Index by 4.16%. Performance during the period largely reflected the Fund’s laddered option positions on the SPDR S&P 500 ETF Trust. The purchased call option exposure contributed positively as U.S. equities advanced to new highs, while the written put options provided a layer of downside protection. Short-term Treasury holdings added to overall results.

Collectively, these elements supported the Fund's objective of delivering a convex, risk-managed approach that participates in market gains while maintaining a clear framework for mitigating downside risk.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.true-shares.com/pvex/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares ConVex Protect ETF	S&P 500 Total Return Index
Jun'25	10,000	10,000
Oct'25	11,540	11,124

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 27, 2025)
TrueShares ConVex Protect ETF	15.40%
S&P 500 Total Return Index	11.24%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.true-shares.com/pvex/ for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Jun. 27, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 3,173,352
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,438
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$3,173,352
# of Portfolio Holdings	15
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$4,438

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.26%
Flex Options	11.46%
Exchange-Traded Funds	37.72%
Treasury Bills	50.56%

Material Fund Change [Text Block]
C000250805
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BEAR HEDGE ETF
Trading Symbol	QBER
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qber/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/qber/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund targets principal protection and interest income, with the potential for positive returns when U.S. equity markets decline over rolling three-month periods.

For the period November 1, 2024 through October 31, 2025, the Fund generated a total return of -0.34%, trailing the S&P 500 Total Return Index by 21.79%. U.S. Treasury Bill holdings were the primary contributors to performance. Conversely, the Fund’s long put option positions on the SPDR S&P 500 ETF Trust detracted from results as U.S. equity markets rose steadily throughout the period.

The period included elevated volatility, falling interest rates, and persistent geopolitical uncertainty, even as equities reached new highs. In this environment, the Fund operated as a risk-management complement to large-cap exposure, aiming to protect capital and potentially benefit from a market pullback.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Quarterly Bear Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,032	10,493
Oct'25	9,998	12,744

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF	-0.34%	-0.02%
S&P 500 Total Return Index	21.45%	19.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 220,916,188
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,201,873
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$220,916,188
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,201,873

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.01%
Flex Options	0.37%
Treasury Bills	99.62%

Material Fund Change [Text Block]
C000250806
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BULL HEDGE ETF
Trading Symbol	QBUL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qbul/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/qbul/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets over rolling three-month periods.

For the period November 1, 2024 through October 31, 2025, the Fund generated a total return of 5.72%, trailing the S&P 500 Total Return Index by 15.73%. The Fund’s call option positions on the SPDR S&P 500 ETF Trust contributed positively; however, the Fund is intentionally designed to maintain less than full notional equity exposure. This structural feature explains most of the differential relative to the S&P 500 and is consistent with the Fund’s objective to balance market participation with meaningful downside protection.

The period included elevated volatility, falling interest rates, and persistent geopolitical uncertainty, even as equities reached new highs. In this environment, the fund was utilized as a risk-management component that complements a large cap equity allocation by maintaining partial upside market participation while applying investment techniques that may prevent loss of capital from a market pullback.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Quarterly Bull Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,100	10,493
Oct'25	10,678	12,744

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF	5.72%	5.01%
S&P 500 Total Return Index	21.45%	19.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 9,963,491
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 329,388
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$9,963,491
# of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$329,388

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.15%
Flex Options	1.98%
Treasury Bills	97.87%

Material Fund Change [Text Block]
C000256042
Shareholder Report [Line Items]
Fund Name	TRUESHARES SEASONALITY LADDERED BUFFERED ETF
Trading Symbol	ONEZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Seasonality Laddered Buffered ETF (the "Fund") for the period of January 24, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/onez/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/onez/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Seasonality Laddered Buffered ETF	$15	0.19%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 24, 2025 (commencement of operations) to October 31, 2025. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Fund seeks capital appreciation with the potential for reduced volatility relative to the U.S. large-cap equity market. The Fund implements a fund-of-funds structure, investing primarily in ETFs linked to the S&P 500 Index, combined with an income-enhancing and risk-moderating overlay intended to support a smoother return profile.

For the period January 24, 2025 (inception) through October 31, 2025, the Fund generated a total return of 7.83%, trailing the S&P 500 Index by 5.38%. U.S. large-cap equities advanced during the reporting period, and the Fund participated in this strength while adhering to its lower-volatility orientation. As designed, the strategy may capture less upside during strong market rallies, but aims to provide more consistency across varying environments.

The Fund remains focused on balancing total return potential through its systematic, risk-aware framework, offering investors an approach intended to moderate volatility without foregoing meaningful participation in equity markets.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/onez/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Seasonality Laddered Buffered ETF	S&P 500 Total Return Index
Jan'25	10,000	10,000
Oct'25	10,783	11,321

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (January 24, 2025)
TrueShares Seasonality Laddered Buffered ETF	7.83%
S&P 500 Total Return Index	13.21%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/onez/ for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Jan. 24, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 126,433,088
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 101,660
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$126,433,088
# of Portfolio Holdings	15
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$101,660

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market Funds	0.19%
Exchange-Traded Funds	99.81%

Material Fund Change [Text Block]